INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
	June 30,	December 31,
	2014	2013
	US$	US$
Software Copyright	2,765,761	2,813,123
Others	32,529	33,086
	2,798,290	2,846,209

Less: Accumulated and amortization	(297,818)	(229,860)
Intangible assets, net	2,500,472	2,616,349